Operating Segments - Segment Assets (Details) - USD ($)	Jun. 30, 2025	Dec. 31, 2024	Jun. 30, 2024	Dec. 31, 2023
Segment reporting
Total assets	$ 5,760,647	$ 8,966,483	$ 9,865,079	$ 9,797,326
Total Segments
Segment reporting
Total assets	115,047	50,642	186,775	276,075
Total Segments | Specialized BioTherapeutics
Segment reporting
Total assets	112,342	48,604	183,858	272,099
Total Segments | Public Health Solutions
Segment reporting
Total assets	2,705	2,038	2,917	3,976
Corporate
Segment reporting
Total assets	$ 5,645,600	$ 8,915,841	$ 9,678,304	$ 9,521,251